SEGMENT REPORTING - Segment Information (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Total revenue	SFr 2,983.4	SFr 3,018.0	SFr 3,035.2
Direct costs	(831.2)	(830.1)	(834.6)
Indirect costs	(954.2)	(966.4)	(961.1)
Lease expense	(191.1)	(199.4)	(195.9)
Adj. EBITDA after lease expense (EBITDAaL)	1,006.9	1,022.1	1,043.6
Depreciation and amortisation of property, plant and equipment and intangible assets	(936.4)	(917.9)	(992.1)
Share-based compensation	(49.0)	(19.1)	(22.5)
Restructuring & other	13.5	(49.8)	(86.2)
Finance income/(expense)	(163.4)	(413.8)	(315.0)
Income tax benefit	19.9	16.7	59.9
Net (loss)	(108.5)	(361.9)	(312.2)
Unadjusted Difference
Disclosure of operating segments [line items]
Restructuring & other		(49.9)	(86.1)
Residential Customers
Disclosure of operating segments [line items]
Total revenue	2,107.2	2,173.1	2,247.1
Direct costs	(508.2)	(515.2)	(537.6)
Indirect costs	(392.1)	(401.5)	(417.5)
Lease expense	(50.7)	(52.0)	(51.0)
Adj. EBITDA after lease expense (EBITDAaL)	1,156.2	1,204.4	1,241.0
Residential Customers | Unadjusted Difference
Disclosure of operating segments [line items]
Total revenue			2,247.1
Business Customers & Wholesale
Disclosure of operating segments [line items]
Total revenue	859.0	830.3	776.6
Direct costs	(305.9)	(299.5)	(271.0)
Indirect costs	(114.2)	(115.8)	(115.4)
Lease expense	(12.7)	(13.5)	(11.2)
Adj. EBITDA after lease expense (EBITDAaL)	426.2	401.5	379.0
Business Customers & Wholesale | Unadjusted Difference
Disclosure of operating segments [line items]
Total revenue			776.6
Infrastructure & Support Functions
Disclosure of operating segments [line items]
Total revenue	17.2	14.6	11.5
Direct costs	(17.1)	(15.4)	(26.0)
Indirect costs	(447.9)	(449.1)	(428.2)
Lease expense	(127.7)	(133.9)	(133.7)
Adj. EBITDA after lease expense (EBITDAaL)	SFr (575.5)	SFr (583.8)	SFr (576.4)